SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net loss per share attributable to shareholders of the Company
Net loss attributable to common shareholders		¥ (479,921)	¥ (633,956)	¥ (5,180)
Weighted average number of common shares outstanding, basic	[1]	10,788,119	7,082,810	7,060,200
Weighted average number of common shares outstanding, diluted	[1]	10,788,119	7,082,810	7,060,200
Basic net loss per share		¥ (44.49)	¥ (89.51)	¥ (0.73)
Diluted net loss per share		¥ (44.49)	¥ (89.51)	¥ (0.73)
Antidilutive shares excluded from computation of net loss per share				180,000

[1]	Giving retroactive effect to the 1 for 60 sub-division effected on October 24, 2024.